Income Tax Matters	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Matters

Note 12 - Income Tax Matters

The significant components of income tax expense (benefit) for the years ended December 31, 2016, 2015 and 2014 are summarized as follows:

	2016	2015	2014
	(dollars in thousands)
Current tax expense (benefit):
Federal	$674	$389	$11
State	129	81	44
Total	803	470	55
Deferred tax expense (benefit):
Federal	47	228	458
State	45	108	135
Total	92	336	593
Net provision for income taxes	$895	$806	$648

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	2016	2015	2014
	(dollars in thousands)
Tax computed at the statutory federal rate	$1,056	$956	$791
Increases (decrease) resulting from:
Tax exempt interest, net	(298)	(280)	(252)
State income taxes, net of federal benefit	115	125	118
Other	22	5	(9)
Provision for income taxes	$895	$806	$648

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$974	$1,057	$1,395
Deferred compensation	1,243	1,080	975
Other	396	555	701
Net unrealized loss on securities available for sale	678	109	—
Total deferred tax assets	3,291	2,801	3,071
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	—	—	(157)
Premises and equipment	(295)	(319)	(371)
Deferred loans fees and costs	(233)	(213)	(198)
Loan servicing	(193)	(176)	(182)
Total deferred tax liabilities	(721)	(708)	(908)
Net recorded deferred tax asset	$2,570	$2,093	$2,163

The net deferred tax asset is included in other assets on the accompanying consolidated balance sheets.